Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Valuation allowance for deferred tax assets	$ 335.0
Foreign net operating loss carryforwards	373.0
U.S federal net operating loss carryforwards	745.0
Taxes on earnings	21.0
Undistributed earnings of subsidiaries	236.0
Unrecognized deferred income tax liabilities	0.2
Liabilities recorded for payment of tax-related interest and penalties	20.0	$ 16.0	$ 15.0
Malaysia [Member]
Operating Loss Carryforwards [Line Items]
Reduction in income tax expense related to tax holiday	$ 0.2
Income tax holiday, effective date	Which is effective through December 31, 2020
Income tax holiday period	5 years
Income tax holiday, description	We operate under a tax holiday in Malaysia, our new Asia Pacific headquarters. This tax holiday is effective through December 31, 2020, and may be extended for an additional five years if we satisfy certain requirements.
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, valuation allowance	$ 76.0
Foreign Country [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year	2017
Foreign Country [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year	2019
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, valuation allowance	$ 261.0
Domestic Country [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year	2030
Domestic Country [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year	2036
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, valuation allowance	$ 18.0
State net operating loss carryforward	$ 355.0
State and Local Jurisdiction [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year	2017
State and Local Jurisdiction [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards, expiration year	2030
Additional Paid-in Capital [Member]
Operating Loss Carryforwards [Line Items]
U.S federal net operating loss carryforwards	$ 17.0
Expire in the years 2017 to 2019 [Member]
Operating Loss Carryforwards [Line Items]
Foreign net operating loss carryforwards	$ 22.0